Goodwill and Intangibles, net Goodwill and Intangibles, net (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amounts of Goodwill and Intangible Assets Including FGL's DAC and VOBA Balances
A summary of the changes in the carrying amounts of goodwill and intangible assets associated with Spectrum Brands’ continuing operations are as follows:

		Intangible Assets
	Goodwill	Indefinite Lived	Definite Lived	Total
Balance at September 30, 2015	$2,138.9	$957.6	$637.7	$1,595.3
Adjustments	3.3	—	3.2	3.2
Impairments (Note 2)	(10.7)	(2.7)	—	(2.7)
Periodic amortization	—	—	(60.6)	(60.6)
Effect of translation	1.8	(1.0)	0.6	(0.4)
Balance at September 30, 2016	2,133.3	953.9	580.9	1,534.8
Adjustments	—	—	(0.9)	(0.9)
Acquisitions (Note 3)	135.0	81.1	67.1	148.2
Impairments (Note 2)	—	(16.3)	—	(16.3)
Periodic amortization	—	—	(62.0)	(62.0)
Effect of translation	8.8	5.6	2.6	8.2
Balance at September 30, 2017	$2,277.1	$1,024.3	$587.7	$1,612.0

Schedule of Finite-Lived Intangible Assets [Table Text Block]
The range and weighted average useful lives for definite-lived intangibles assets associated with Spectrum Brands’ continuing operations are as follows:

Asset Type	Range	Weighted Average
Customer relationships	2 to 20 years	17.9 years
Technology assets	6 to 18 years	11.4 years
Tradenames	5 to 13 years	6.2 years
Amortizable intangible assets associated with Spectrum Brands’ continuing operations as of September 30, 2017 and 2016 consist of the following:

	September 30, 2017			September 30, 2016
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	$671.7	$(222.3)	$449.4	$653.4	$(183.5)	$469.9
Technology assets	194.6	(59.7)	134.9	181.3	(76.8)	104.5
Trade names	18.5	(15.1)	3.4	18.3	(11.8)	6.5
	$884.8	$(297.1)	$587.7	$853.0	$(272.1)	$580.9

Estimated Amortization Expense for VOBA and DAC in Future Fiscal Periods

Fiscal Year	Estimated Amortization Expense
2018	$57.5
2019	57.4
2020	55.0
2021	49.7
2022	48.0